UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 86.82%

Accident & Health Insurance - 1.13%
155,697	CNO Financial Group, Inc.	$ 2,964,471

Air Transportation Scheduled - 1.33%
184,505	JetBlue Airways Corp. *	3,501,905

Aircraft & Parts - 1.47%
196,693	Triumph Group, Inc.	3,855,183

Biotechnology Research & Products - 0.98%
512,388	Trinity Biotech Plc. ADR	2,561,940

Books: Publishing or Publishing and Printing - 0.90%
309,838	Houghton Mifflin Harcourt Co. *	2,370,261

Business Services, Nec - 1.57%
226,234	Conduent Inc. *	4,110,672

Cogeneration Services & Small Power Producers - 2.40%
381,965	Covanta Holding Corp.	6,302,423

Computer Processing & Data Preparation - 0.00%
30,366	IPASS, Inc. *	10,464

Computer Programming, Data Processing Etc. - 0.37%
212,872	AutoWeb, Inc. *	962,181

Construction Special Trade Contractors - 0.65%
92,585	Matrix Service Co. *	1,698,935

Crude Petroleum & Natural Gas - 4.11%
764,103	Advantage Oil & Gas, Ltd. (Canada) *	2368719
111,200	Carrizo Oil & Gas, Inc. *	3,096,920
371,600	Southwestern Energy Company *	1,969,480
754,860	Tetra Technologies, Inc. *	3,359,127
		10,794,246
Deep Sea Foreigh Transportation of Freight - 2.41%
394,837	Ardmore Shipping Corp. (Bermuda) *	3,237,663
53,752	Seacor Holdings, Inc. *	3,078,377
		6,316,040
Drillingh Oil & Gas Wells - 1.28%
207,140	Rowan Companies, Plc. *	3,359,811

Electric Lighting & Wiring Equipment - 1.31%
371,872	LSI Industries, Inc.	1,985,796
1,328,938	Orion Energy Systems, Inc. *	1,461,832
		3,447,628
Electronic Components & Accessories - 1.94%
218,811	Vishay Intertechnology, Inc.	5,076,415

Fabricated Plate Work (Boiler Shops) - 1.76%
235,000	McDermott International, Inc. *	4,617,750

Games, Toys & Children's Vehicles - 0.40%
324,065	JAKKS Pacific, Inc. *	1,061,313

Glass Containers - 2.18%
340,838	Owens-Illinois, Inc. *	5,729,487

Gold & Silver Ores - 1.44%
211,403	Pan American Silver Corp. (Canada)	3,784,114

Greeting Cards - 1.19%
184,972	CSS Industries, Inc.	3,126,027

Heavy Construction Other Than Building Const- Contractors - 0.61%
521,749	Williams Industrial Services Group, Inc. *	1,601,769

Industrial & Commercial Fans & Blowers & Air Purifying - 0.25%
107,726	CECO Environmental Group *	661,438

Instruments for Measuring & Testing of Electricity & Elec Signals - 0.94%

176,335	Xcerra Corp. *	2,463,400

Laboratory Analytical Instruments - .87%
427,172	Harvard Bioscience, Inc. *	2,285,370

Life Insurance - 3.78%
1,015,241	Genworth Financial, Inc. Class A *	4,568,585
17,389	National Western Life Group, Inc. Class A *	5,342,944
		9,911,529
Meat Packing Plants - 1.36%
902	Seaboard Corp.	3,574,392

Metal Mining - 1.61%
500,856	Cleveland Cliffs, Inc. *	4,222,216

Miscellaneous Chemical Products - 1.61%
137,198	Orion Engineered Carbons SA (Luxembourg)	4,232,558

Mortgage Bankers & Loan Correspondents - 1.82%
272,548	Nationstar Mortgage Holdings, Inc. *	4,777,766

Motor Vehicle Parts & Accessories - .21%
74,000	Dana Holding Corp.	1,494,060
520,362	Horizon Global Corp. *	3,101,358
7,210	Lydall, Inc. *	314,716
17,064	Tower International, Inc.	542,635
		5,452,769
Newspaper Publishing or Publish & Print - 0.07%
88,991	TheStreet, Inc. *	194,000

Oil & Gas Filled Machinery & Equipment - 0.19%
260,470	Superior Drilling Products, Inc. *	505,312

Operative Builders - 1.31%
209,537	TRI Pointe Group, Inc. *	3,428,025

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.42%
200,126	Invacare Corp.	3,722,344

Printed Circuit Boards - 3.52%
436,532	Celestica, Inc. (Canada) *	5,181,635
138,754	Sanmina Corp. *	4,065,492
		9,247,127
Pumps & Pumping Equipment - 0.45%
114,730	Ampco Pittsburgh Corp.	1,175,983

Radio & TV Broadcasting & Communications Equipment - 0.22%
167,498	SeaChange International, Inc. *	572,843

Retail - Auto Dealers & Gasoline Stations - 0.69%
520,870	TravelCenters of America LLC *	1,823,045

Retail - Miscellaneous Shopping Goods Stores - 1.30%
1,335,866	Office Depot, Inc.	3,406,458

Retail - Women's Clothing Stores - 0.95%
307,730	Chicos Fas, Inc.	2,504,922

Savings Institution, Federally Chartered - .82%
115,106	Brookline Bancorp, Inc.	2,140,972

Security Brokers, Dealers & Flotation Companies - 3.41%
427,268	Cowen Group, Inc. Class A *	5,917,662
106,257	Greenhill & Co., Inc.	3,017,699
		8,935,361
Semiconductors & Related Devices - 0.12%
272,975	QuickLogic Corp. *	313,921

Services-Computer Integrated Systems Design - 2.82%
285,400	Aerohive Networks, Inc. *	1,133,038
521,177	Allscripts Healthcare Solutions, Inc. *	6,254,124
		7,387,162
Services-Computer Programming Services - 0.07%
52,580	RealNetworks, Inc. *	194,546

Services-Misc. Equipment Rental & Leasing - 1.64%
304,786	FLY Leasing Ltd. ADR *	4,294,435

Services - Misc Business Services - 2.21%
333,839	Donnelley Financial Solutions, Inc. *	5,798,783

Special Industry Machinery - 0.71%
148,971	Manitex International, Inc. *	1,859,158

Sporting & Athletic Goods, NEC - 2.73%
869,256	Clarus Corp. *	7,171,362

Surety Insurance - 1.92%
470,300	MGIC Investment Corp. *	5,041,616

Surgical & Medical Instruments & Apparatus - 0.69%
439,811	Accuray Inc. *	1,803,225

Telephone Communications (No Radio Telephone) - 2.66%
541,019	Vonage Holdings Corp. *	6,973,735

Telephone & Telegraph Apparatus - 5.13%
329,650	ADTRAN, Inc.	4,895,302
198,700	Ciena Corp. *	5,267,537
331,530	Infinera Corp. *	3,292,093
		13,454,932
Television Broadcasting Stations - 2.52%
418,430	Gray Television, Inc. *	6,611,194

Title Insurance - 2.19%
133,535	Stewart Information Services Corp.	5,751,352

Water Supply - 0.63%
173,934	Pure Cycle Corp. *	1,661,070

Wholesale Groceries & General Line - 1.68%
103,600	United Natural Foods, Inc. *	4,419,576

Women's, Misses', Children's & Infants' Undergarments - 0.96%
117,820	Guess, Inc.	2,521,348

TOTAL FOR COMMON STOCKS (Cost $194,493,144) - 86.82%		227,748,280

PREFERRED STOCK- 1.25%

Life Insurance - 1.25%
177,929	Phoenix Companies, Inc. 7.45% 1/15/32	3,291,687
TOTAL FOR PREFERRED STOCK (Cost $3,655,852) - 1.25%		3,291,687

REAL ESTATE INVESTMENT TRUST- 2.25%
166,712	Investors Real Estate Trust	921,917
656,452	MFA Financial, Inc.	4,975,906
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $5,479,667) - 2.25%		5,897,823

SHORT-TERM INVESTMENTS - 10.06%
26,401,386	Federated Treasury Obligation Fund-Institutional Shares (Cost $26,401,386) 1.76%	26,401,386

TOTAL INVESTMENTS (Cost $230,030,049) - 100.38% ***		263,339,176

LIABILITES IN EXCESS OF OTHER ASSETS - (0.38%)		(1,004,143)

NET ASSETS - 100.00%		$ 262,335,033

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.

***At June 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $230,030,049 amounted to $33,309,127, which consisted of aggregate gross unrealized appreciation of $51,660,127 and aggregate gross unrealized depreciation of $18,351,000.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $230,030,049 amounted to $33,309,127, which consisted of aggregate gross unrealized appreciation of $51,660,127 and aggregate gross unrealized depreciation of $18,351,000.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total

Common Stock	$227,748,280	$0	$0	$227,748,280
Preferred Stocks	$0	$3,291,687	$0	$3,291,687
Real Estate Investment Trusts	$5,897,823	$0	$0	$5,897,823
Cash Equivalents	$26,401,386	$0	$0	$26,401,386
Total	$260,047,489	$3,291,687	$0	$263,339,176

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 29, 2018

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 29, 2018

* Print the name and title of each signing officer under his or her signature.